Share-based Payment Arrangements	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangements [Abstract]
Share-based Payment Arrangements

Note 11 - Share-based Payment Arrangements

A.	On October 12, 2020, the board of directors of the Company granted 232 thousand options and 232 thousand RSUs to new officer and employees. The options have an exercise price of USD 0.432 per one ordinary share. The options and RSUs will vest over 3 years from the date of grant. The options are exercisable for 5 years from grant date. The fair value of these options and RSUs as of the grant date was measured at USD 171 thousand.

On May 18, 2020, the board of directors of the Company granted 1,853 thousand options and 1,853 thousand RSUs to officers and employees. The options have an exercise price of USD 0.421 per one ordinary share. The options and RSUs will vest over 3 years from the date of grant. The options are exercisable for 5 years from grant date. The fair value of these options and RSUs as of the grant date was measured at USD 1,845 thousand.

In addition, the board of directors of the Company granted a total of 1,463 thousand options and 1,463 thousand RSUs to the Chief Executive Officer, Chairman of the Board of Directors and the other directors.

This grant was approved by the shareholders in August 2020. The options have an exercise price of USD 0.421 per one ordinary share. The options and RSUs will vest over 3 years from the date of grant. The options are exercisable for 5 years from grant date. The fair value of these options and RSUs as of the grant date was measured at USD 2,342 thousand.

On April 2, 2020, the Company granted 178 thousand options to an officer. 151 thousand options have an exercise price of USD 0.347 per one ordinary share, and will vest over 3 years from the grant date. The options are exercisable for 7 years from grant date. The fair value of these options as of the grant date was measured at USD 40 thousand. An additional 27 thousand options were granted that have an exercise price of USD 1.98 per one ordinary share, and will vest over 3 years from the grant date. The options are exercisable for 4 years from grant date. The fair value of these options as of the grant date was measured at USD 3 thousand. In addition, 54,472 RSUs were granted which are fully vested, See Note 5B.

On December 18, 2019, the Company granted 335 thousand options to an officer. The options have an exercise price of USD 0.79 per one ordinary share, and will vest over 3 years from the grant date. The options are exercisable for 7 years from grant date. The fair value of these options as of the grant date was measured at USD 221 thousand.

On December 23, 2019, the Company granted 400 thousand options to the Chairman of the Board. The options have an exercise price of USD 0.814 per one ordinary share, and will vest during 3 years from the grant date. The options are exercisable for 7 years from grant date. This grant was approved by the shareholders in December 2019.

The fair value of these options as of the grant date was measured at USD 207 thousand.

During March and April 2019, the board of directors of the Company approved the grant of 3,162 thousand options to directors, officers, employees and consultants. The options have an exercise price of USD 1.28 – 1.64 per one ordinary share, and will vest during 3 years from the date of grant. The options are exercisable for 5-7 years from grant date. The fair value of these options as of the grant date was measured at USD 2,677 thousand. Those options that were granted to directors were approved by the shareholders of the Company in April 2019.

In addition, the Company granted 61 thousand options to Tmura, an Israeli charity organization, the options have an exercise price equals USD 6 per ordinary share, and were immediately vested at the date of grant. The fair value of these options as of the grant date was measured at USD 56 thousand.

On November 20, 2018, the Company granted 159,759 options and 59,720 RSUs to two officers. The RSUs and options have a vesting period of 3 years from the commencement of the offeree's engagement with the Group, with a one-year cliff for the first one-third of the vested amount, and over 8 quarters thereafter. The exercise period is 5 years from the date of the grant. The options shall have an exercise price equals to USD 1.59 per one ordinary share. 34,825 RSUs were fully vested at the time of the grant. The fair value of these RSUs and options at the date of the grant was measured at USD 71 thousand and USD 127 thousand, respectively.

The Company recorded in 2020 an expense of USD 2,645 thousand (2019 - USD 1,273 thousand, 2018- USD 719 thousand), of which USD 2,409 thousand (2019 - USD 988 thousand, 2018 - USD 660 thousand) are to officers and directors.

B.	The number and weighted average exercise prices (in USD) of share options are as follows:

	Weighted average exercise price			Number of options
	2020	2019	2018	2020	2019	2018
Outstanding on January 1	1.71	2.6	3.08	4,754,676	1,131,781	1,002,022
Expired and forfeited during the year	0.23	-	7	1,486,125	-	30,000
Granted during the year	0.43	1.32	1.59	3,725,826	3,622,895	159,759
Outstanding on December 31	1.02	1.71	2.6	6,994,377	4,754,676	1,131,781
Exercisable on December 31	1.54	3.21	2.95	1,753,632	1,093,029	873,344

The exercise price is denominated in NIS and are re-measured using historic exchange rates.

The options outstanding at December 31, 2020 had an exercise price of USD 0.346- USD 6 (2019 - USD 0.81- USD 6, 2018 -USD 1.59 - USD 4.39), and weighted average contractual life of 5.89 years (2019 - 5.56 years, 2018 - 5.29 years).

C.	The number of RSUs are as follows:

	Number of RSUs
	2020	2019
Outstanding at January 1	11,509	109,419
Granted during the year	3,601,972	-
Forfeited during the year	157,500	-
Vested during the year	65,981	97,910
Outstanding at December 31	3,390,000	11,509

D.	Options to service providers were measured at the fair value of the service, when available.

The fair value of the Company's share options granted to employees, directors and consultants, where fair value of service was not measurable, was measured using the binominal model, using the fair value of the traded warrants with similar terms, making certain adjustments to reflect the specific terms of the options based on the expected duration.

E.	The following assumptions were used:

	2020	2019	2018
Share Price - USD	0.32 - 0.898	0.746 - 1.22	1.18
Option price - USD	0.347 - 1.98	0.49 - 1.1	0.80
Expected volatility (%)	95.68 - 107	99.22 - 113.78	105.77
Expected duration (years)	4 - 7	4.61 - 7	4.95
Dividend yield (%)	-	-	-
Risk free rate interest rate (%)	0.298% - 0.5%	1.63% - 1.95%	1.41%

F.	On January 3, 2018, TyrNovo granted 1,170 options of TyrNovo to certain employees. The options were fully vested at the date of grant. The exercise period is 7 years from the date of the grant. The options shall have an exercise price equals to USD 0.29 per one ordinary share. The fair value of these options at the date of the grant was measured at USD 431 thousand.

The fair value of these options was measured using the binominal model,

The following assumptions were used:

2018
Share Price - USD	368.39
Option price - USD	369.39
Expected volatility (%)	79.16
Expected duration (years)	7
Dividend yield (%)	-
Risk free rate interest rate (%)	2.4%

In 2018, Tyrnovo recorded a share-based compensation expense of USD 431 thousand, of which USD 402 thousand are to key management personnel.

G.	Expenses recognized in the consolidated financial statements:

	For the year ended December 31
	2020	2019	2018
	USD thousands
Research and development expenses	756	238	546
General and administrative expenses	1,889	1,035	227

Total share-based expense recognized	2,645	1,273	773